SIGNIFICANT ACCOUNTING POLICIES - Additional information (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 COP ($)	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)
Disclosure of Significant Accounting Policies
Profit (loss), attributable to non-controlling interests		$ 97,216	$ 127,571	$ 139,173
Non-controlling interests		$ 1,921,700	1,806,305
Dividends received from associates, classified as investing activities				75,224
Description of material leasing arrangements by lessee classified as operating lease	The agreement indicates that the lessee has the option to purchase the asset at a price that is expected to be equal to or less than 10% of the fair value of the asset upon termination of the lease.The term of the lease covers most of the economic life of the asset even when the lease does not transfer the ownership of the underlying asset to the lessee at the end of the lease term, i.e. when the minimum lease term represents 75% or more of the economic life of the leased asset.At the inception of the lease, the present value of the minimum lease payments amounts to at least 90% of the fair value of the leased asset.The leased assets are of such a specialized nature that only the lessee has the possibility of using them without making significant modifications.	The agreement indicates that the lessee has the option to purchase the asset at a price that is expected to be equal to or less than 10% of the fair value of the asset upon termination of the lease.The term of the lease covers most of the economic life of the asset even when the lease does not transfer the ownership of the underlying asset to the lessee at the end of the lease term, i.e. when the minimum lease term represents 75% or more of the economic life of the leased asset.At the inception of the lease, the present value of the minimum lease payments amounts to at least 90% of the fair value of the leased asset.The leased assets are of such a specialized nature that only the lessee has the possibility of using them without making significant modifications.
Preferred dividend as percentage of the subscription price	1.00%	1.00%
Effective interest rate of financial instruments		10.00%
Financial assets individually assessed for credit losses [member]
Disclosure of Significant Accounting Policies
Minimum Amount of Loans to Be Individually Assessed	$ 1.5	$ 5,000
Financial assets individually assessed for credit losses [member] | Stage Three
Disclosure of Significant Accounting Policies
Minimum Amount of Loans to Be Individually Assessed	$ 5.0	$ 15,000
Probability of default [member]
Disclosure of Significant Accounting Policies
Expected credit loss rate		100.00%
Bottom of range
Disclosure of Significant Accounting Policies
Intangible Assets With Useful Life	1 year	1 year
Top of range
Disclosure of Significant Accounting Policies
Intangible Assets With Useful Life	10 years	10 years
Banistmo and Bancolombia Panama [Member]
Disclosure of Significant Accounting Policies
Assets (liabilities)		$ 9,487,725	8,186,449
Bancolombia Panama [Member]
Disclosure of Significant Accounting Policies
Capital reserve		$ 684,698	$ 670,169
FCP Fondo Inmobiliario Colombia [Member]
Disclosure of Significant Accounting Policies
Proportion of ownership interest in subsidiary	50.04%	50.04%	48.71%
Profit (loss), attributable to non-controlling interests		$ 93,946	$ 78,570	96,179
Non-controlling interests		$ 1,250,131	$ 1,091,802	$ 602,548
Grupo Agromercantil Holding S.A. [Member]
Disclosure of Significant Accounting Policies
Proportion of ownership interest in subsidiary	60.00%	60.00%	60.00%	60.00%
Dividends received from associates, classified as investing activities		$ 31,936	$ 50,341	$ 39,482